Related Party Transactions - Related Party Transactions with Other Related Parties Footnotes (Details) - USD ($)			6 Months Ended
		Sep. 04, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Sep. 30, 2015
Related Party Transaction [Line Items]
Trade accounts receivable	[1]		$ 5,123,000		$ 4,474,000
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	[2]		5,936,000	$ 0
Voyage and charterhire expenses	[2]		2,804,000	$ 0
Golar Wilhelmsen
Related Party Transaction [Line Items]
Ownership percentage acquired		40.00%
Percentage shareholders' ownership after transaction		100.00%
Percentage shareholders' ownership before transaction		60.00%
Genpower
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party loan						$ 5,000,000
Amount advanced and remaining outstanding under terms of loan facility			3,000,000
Cool Pool
Related Party Transaction [Line Items]
Trade accounts receivable			5,300,000		$ 2,000,000
Cool Pool | Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues			5,900,000
Voyage and charterhire expenses			2,800,000
Magni Partners | Recharge for Advisory Services
Related Party Transaction [Line Items]
Due to related party			700,000
Magni Partners | Recharge for Board Member Travel
Related Party Transaction [Line Items]
Due to related party			100,000
Magni Partners | Recharge for Other Travel and Out of Pocket Expenses
Related Party Transaction [Line Items]
Due to related party			$ 300,000

[1]	This includes amounts arising from transactions with related parties (see note 16).
[2]	This includes amounts arising from transactions with related parties (see note 16).